Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1	$ 38,237
Balance at December 31	33,452	$ 38,237
Less current portion of lease liabilities	6,946	8,290
Long-term portion of lease liabilities	26,506	29,947
IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Less current portion of lease liabilities			$ 8,575
Long-term portion of lease liabilities			$ 34,126
Lease Liabilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Transfer of finance lease from operating and finance lease inducements and obligations		846
Balance at January 1	38,237	42,701
Additions	544	2,823
Interest expense	6,030	7,068
Payments	(9,167)	(9,330)
Derecognized - discontinued operations (note 6)		(4,069)
Lease modification and other remeasurements	(1,934)
Effect of foreign exchange differences	(258)	(956)
Balance at December 31	33,452	38,237
Less current portion of lease liabilities	6,946	8,290
Long-term portion of lease liabilities	$ 26,506	29,947
Lease Liabilities | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
initial recognition of lease liabilities under operating leases on adoption of IFRS 16		$ 41,855